BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Professional Fee		$ 1,224	$ 1,241	$ 1,054
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	35	27	52
Rent expenses		817	804	730
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	225	159	127
Rent expenses

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $691, $537 and $532 for the years 2015, 2016 and 2017, respectively, as well as payment for the purchasing of a patent in amount of $30, $30 and $30 for the years 2015, 2016 and 2017, respectively (see note 15c).